CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Purchase/Derecognition of non-controlling interest	$ (220)	$ 0	[1]

[1]	In the fourth quarter of 2023, Williams Partners Operating, LLC provided notice to Pacific Gas Pipeline, LLC of its intent to withdraw from the Limited Partnership, effective
December 31, 2023. As a result, the $60 million originally recognized in non-controlling interest was reclassified to owner's equity on December 31, 2023.